Summary of Significant Accounting Policies (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for expected credit losses		$ 6,641
Deferred IPO costs charged to additional paid-in-capital		$ 2,156,587
Percentage of prime lending rate		8.00%	8.00%
Employees salary income rate		5.00%	5.00%
Relevant income		$ 3,834	$ 30,000
Costs incurred		26,951		31,548	33,111
Share based compensation expenses		$ 1,871,499
Tax benefit		50.00%	50.00%
Specified quantitative threshold percentage	5.00%
Percentage of income taxes paid	5.00%
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred IPO costs				$ 442,762